Investment in Whistler Medical Marijuana Company - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Whistler Medical Marijuana Company [member]
Disclosure of associates [line items]
Interest in associate	20.30%	21.50%